Leases - Summary of Operating Lease Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of assets subject to operating lease [Line Items]
Prepaid lease assets and operating lease assets	₩ 3,965,840	₩ 3,306,464
Gross Carrying Amount | Prepaid lease assets
Disclosure of assets subject to operating lease [Line Items]
Prepaid lease assets and operating lease assets	42,996	20,538
Acquisition cost | Operating lease assets
Disclosure of assets subject to operating lease [Line Items]
Prepaid lease assets and operating lease assets	5,132,477	4,199,535
Accumulated depreciation | Operating lease assets
Disclosure of assets subject to operating lease [Line Items]
Prepaid lease assets and operating lease assets	(1,209,633)	(913,609)
Carrying Amount | Operating lease assets
Disclosure of assets subject to operating lease [Line Items]
Prepaid lease assets and operating lease assets	₩ 3,922,844	₩ 3,285,926